Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non-controlling Interest	Change Related to Cash Flow Hedges	Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of year at Dec. 31, 2009	$ 1,713,040	$ 25	$ 2,324,227	$ 2,299	$ (617,586)	$ 4,075
Share-based compensation	2,520					2,520
Transactions with Affiliates, net	(30)		(30)
Current period other comprehensive income (loss)	2,010			2,010
Net income	22,986				22,986
Accumulated other comprehensive income (loss) at end of year at Dec. 31, 2010	1,740,526	25	2,324,197	4,309	(594,600)	6,595
Share-based compensation	1,211					1,211
Transactions with Affiliates, net	(30)		(30)
Current period other comprehensive income (loss)	(24,103)			(24,103)
Net income	126,859				126,859
Accumulated other comprehensive income (loss) at end of year at Dec. 31, 2011	1,844,463	25	2,324,167	(19,794)	(467,741)	7,806	(11,377)	(8,417)
Share-based compensation	660					660
Transactions with Affiliates, net	2,930		2,930
Current period other comprehensive income (loss)	2,175			2,175			3,505	(1,330)
Net income	168,556				168,556
Accumulated other comprehensive income (loss) at end of year at Dec. 31, 2012	2,018,784	25	2,327,097	(17,619)	(299,185)	8,466	(7,872)	(9,747)
Share-based compensation	29,355		29,336			19
Transactions with Affiliates, net	(51)		(51)
Corporate Reorganization			(18,994)			18,994
Proceeds from the issuance of ordinary shares, net	473,017	179	472,838
Current period other comprehensive income (loss)	(30,397)			(29,788)		(609)
Net income	(106,415)				(105,236)	(1,179)
Vesting of Management NCL Corporation Units			(4,949)			4,949
Accumulated other comprehensive income (loss) at end of year at Jun. 30, 2013	$ 2,384,293	$ 204	$ 2,805,277	$ (47,407)	$ (404,421)	$ 30,640